UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to:
Paul, Hastings, Janofsky & Walker LLP
600 Peachtree Street, N.E.
24 Floor
Atlanta, GA 30308

Registrant’s telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2009 – July 31, 2009

Item 1 — Schedule of Investments.

THE HENSSLER EQUITY FUND SCHEDULE OF INVESTMENTS

(Unaudited)	July 31, 2009

	Shares	Value
COMMON STOCKS - 92.56%
Consumer Discretionary - 11.75%
Auto Manufacturers - 1.18%
Honda Motor Co. Ltd.-ADR	37,000	$1,188,810

Multimedia - 2.61%
The Walt Disney Co.	104,825	2,633,204

Retail - 1.27%
Tiffany & Co.	43,000	1,282,690

Retail - Apparel - 1.32%
V.F. Corp.	20,500	1,326,145

Retail - Building Products - 1.34%
Lowe’s Companies, Inc.	60,100	1,349,846

Retail - Major Department Stores - 2.96%
Costco Wholesale Corp.	26,000	1,287,000
Wal-Mart Stores, Inc.	34,000	1,695,920
		2,982,920
Retail - Restaurant - 1.07%
McDonald’s Corp.	19,500	1,073,670

Total Consumer Discretionary		11,837,285

Consumer Staples - 12.12%
Beverages - Non-alcoholic - 2.86%
PepsiCo, Inc.	50,675	2,875,806

Consumer Products - Miscellaneous - 2.31%
Church & Dwight Co., Inc.	39,400	2,323,812

Cosmetics & Toiletries - 2.94%
The Procter & Gamble Co.	53,300	2,958,683

Food - Diversified - 1.22%
H.J. Heinz Co. Ltd.	32,000	1,230,720

Retail - Drug Stores - 2.79%
Walgreen Co.	90,670	2,815,304

Total Consumer Staples		12,204,325

Energy - 11.12%
Oil & Gas - 5.75%
Apache Corp.	40,900	3,433,555
Murphy Oil Corp.	40,500	2,357,100
		5,790,655

Oil Company - Integrated - 5.37%
Exxon Mobil Corp.	53,514	3,766,850
Total S.A.-ADR	29,500	1,641,675
		5,408,525

Total Energy		11,199,180

Financials - 9.48%
Commercial Banks-Southern U.S. - 1.91%
Cullen/Frost Bankers, Inc.	40,000	1,921,200

Finance - Credit Card - 1.66%
American Express Co.	59,000	1,671,470

Insurance - 1.24%
Aflac, Inc.	33,100	1,253,166

Investment Management & Advisory Services - 2.72%
T. Rowe Price Group, Inc.	58,600	2,737,206

Money Center Banks - 1.95%
The Bank of New York Mellon Corp.	72,075	1,970,531

Total Financials		9,553,573

Healthcare - 13.94%
Healthcare Equipment & Supplies - 2.21%
Medtronic, Inc.	28,000	991,760
Varian Medical Systems, Inc.(1)	35,000	1,234,450
		2,226,210
Medical - Drugs - 4.16%
Teva Pharmaceutical Industries Ltd.-ADR	78,675	4,196,525

Medical - Instruments - 1.19%
Stryker Corp.	30,800	1,197,504

Medical - Products - 6.38%
Alcon, Inc.	7,265	927,014
Baxter International, Inc.	24,000	1,352,880
Johnson & Johnson	68,070	4,144,781
		6,424,675

Total Healthcare		14,044,914

Industrials - 13.37%
Aerospace & Defense - 0.84%
The Boeing Co.	19,850	851,764

Diversified Industrials - 6.70%
3M Co.	19,000	1,339,880
General Electric Co.	211,535	2,834,569
Illinois Tool Works, Inc.	63,600	2,578,980
		6,753,429
Electric Products - 3.02%
Emerson Electric Co.	83,500	3,037,730

Engineering & Construction - 1.05%
Fluor Corp.	20,000	1,056,000

Transportation Services - 1.76%
C.H. Robinson Worldwide, Inc.	32,500	1,772,225

Total Industrials		13,471,148

Information Technology - 19.52%
Business Software & Services - 2.69%
Accenture Ltd., Class A	32,200	1,129,254
Jack Henry & Associates, Inc.	73,500	1,578,045
		2,707,299
Computer - Micro - 6.97%
Apple, Inc.(1)	24,500	4,003,054
International Business Machines Corp.	25,600	3,019,008
		7,022,062
Computer Software - 2.13%
ANSYS, Inc.(1)	68,500	2,141,310

Data Processing & Management - 2.01%
Automatic Data Processing, Inc.	54,500	2,030,125

Internet - 1.29%
Google, Inc., Class A(1)	2,930	1,298,137

Networking Products - 2.88%
Cisco Systems, Inc.(1)	132,000	2,905,320

Software - 1.55%
Oracle Corp.	70,500	1,560,165

Total Information Technology		19,664,418

Utilities - 1.26%
Electric - 1.26%
Southern Co.	40,300	1,265,420

Total Utilities		1,265,420

TOTAL COMMON STOCKS (COST $80,853,578)		93,240,263

EXCHANGE TRADED FUND - 6.51%
Chemical - Diversified - 2.33%
Materials Select Sector SPDR Fund(2)	80,600	2,347,072

Money Center Banks - 2.33%
iShares Dow Jones US Regional Banks Index Fund(2)	123,500	2,351,440

Oil Company - Integrated - 1.85%
Energy Select Sector SPDR Fund(2)	36,800	1,858,768

TOTAL EXCHANGE TRADED FUND (COST $5,613,816)		6,557,280

SHORT TERM INVESTMENTS - 1.08%
Fifth Third Institutional Money Market Fund, 7 Day Yield, 0.31%(2)	1,089,752	1,089,752

TOTAL SHORT TERM INVESTMENTS (COST $1,089,752)		1,089,752

TOTAL INVESTMENTS (100.15%) (COST $87,557,146)		100,887,295

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.15%)		(148,844)

TOTAL NET ASSETS (100.00%)		$100,738,451

(1)	Non-income producing security.
(2)	Investments in other funds are calculated at their respective net asset values as determined by those funds in accordance with the Investment Company Act of 1940.

Common Abbreviations:
ADR - American Depositary Receipt.
S.A. - Generally designates corporations in various countries, mostly those in civil law.
SPDR - Standard & Poor’s 500 Depositary Receipt.

Notes to Quarterly Statement of Investments

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

a)     Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b)    Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

As of April 30, 2009, The Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, The Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005.

c)     Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d)    Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)     Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f)     New Accounting Pronouncements — In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about The Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on The Fund’s financial position, performance and cash flows. Henssler Asset Management, LLC, the investment adviser to The Fund has evaluated the adoption of SFAS 161, and has determined there is no material impact to The Fund’s financial statements.

In April, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Henssler Asset Management, LLC, the investment adviser to The Fund, has evaluated the adoption of FSP 157-4, and has determined there is no material impact to The Fund’s financial statements.

g)    Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

h)    Fair Value Measurements — The Fund adopted the provisions of FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on May 1, 2008. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs refer broadly to the assumptions that market participants would use to make valuation decisions, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the received reporting period end. The designated input levels are not necessarily an indication of the perceived risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including The Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value The Fund’s investments as of July 31, 2009.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$93,240,263	$—	$—	$93,240,263
Exchange Traded Funds	6,557,280	—	—	6,557,280
Short Term Investments	1,089,752	—	—	1,089,752
TOTAL	$100,887,295	$—	$—	$100,887,295

For the three months ended July 31, 2009, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3.    UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2009 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$17,739,908
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(4,613,534)
Net unrealized appreciation	$13,126,374
Tax Cost	$87,760,921

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 11, 2009

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Principal Financial Officer

Date:	September 11, 2009

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